Schedule of Investments (unaudited)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	5,287,671	$428,935,872
Total Investment Companies (Cost: $415,415,465)		428,935,872
Short-Term Securities
Money Market Funds — 48.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(c)(d)	205,470,947	205,573,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	15,410,000	15,410,000
Total Short-Term Securities — 48.9% (Cost: $220,964,516)		220,983,682
Total Investments in Securities — 143.9% (Cost: $636,379,981)		649,919,554
Liabilities in Excess of Other Assets — (43.9)%		(198,415,330)
Net Assets — 100.0%		$451,504,224

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$198,490,245	$7,083,372 (a)	$—	$—	$65	$205,573,682	205,470,947	$209,583 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,360,000	2,050,000 (a)	—	—	—	15,410,000	15,410,000	132,836	—
iShares iBoxx $ High Yield Corporate Bond ETF	414,919,474	28,760,360	(16,460,421)	1,155,558	560,901	428,935,872	5,287,671	6,060,044	—
				$1,155,558	$560,966	$649,919,554		$6,402,463	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/07/26	USD	1,000	$(7)	$—	$(7)
4.23%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	02/19/26	USD	7,000	(1,606)	1	(1,607)
4.19%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/16/26	USD	2,000	(3,364)	2	(3,366)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/17/26	USD	1,250	$13,202	$(1,761)	$14,963
3.91%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	06/27/26	USD	13,000	(9,989)	8	(9,997)
4.20%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/27/26	USD	4,000	(7,784)	4	(7,788)
4.29%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/09/26	USD	2,500	(7,920)	4	(7,924)
4.41%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/31/26	USD	1,500	(6,507)	2	(6,509)
3.72%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	09/08/26	USD	20,000	(9,289)	17	(9,306)
0.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/29/26	USD	2,900	51,533	4	51,529
3.66%	At Termination	1-day SOFR, 3.68%	At Termination	N/A	10/01/26	USD	10,000	(3,321)	9	(3,330)
1.13%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/18/26	USD	7,600	144,168	11	144,157
1.32%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/23/26	USD	500	8,871	(1,021)	9,892
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/27	USD	1,500	(4,487)	4	(4,491)
1.32%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/27	USD	3,776	76,204	7	76,197
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/27	USD	1,000	(3,887)	3	(3,890)
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/23/27	USD	1,000	(4,837)	3	(4,840)
3.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/27	USD	3,000	(8,618)	8	(8,626)
1.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/09/27	USD	1,916	36,023	4	36,019
4.01%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/09/27	USD	1,000	(5,436)	3	(5,439)
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/14/27	USD	3,000	(18,290)	9	(18,299)
1.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/28/27	USD	1,172	21,734	2	21,732
4.22%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/06/27	USD	1,000	(8,167)	2	(8,169)
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/17/27	USD	1,100	(5,745)	4	(5,749)
2.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/27	USD	300	3,405	1	3,404
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/08/27	USD	5,000	3,313	19	3,294
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/27	USD	5,000	(16,356)	14	(16,370)
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/25/27	USD	2,000	(13,279)	6	(13,285)
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/27	USD	2,000	(14,164)	5	(14,169)
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/27	USD	2,000	(16,331)	6	(16,337)
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/27	USD	5,000	(43,478)	15	(43,493)
3.92%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/02/27	USD	4,645	(44,919)	14	(44,933)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/27	USD	4,000	$(40,333)	$12	$(40,345)
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/19/27	USD	6,000	(68,216)	19	(68,235)
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/02/28	USD	2,055	(25,956)	6	(25,962)
4.01%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/10/28	USD	5,000	(62,699)	16	(62,715)
3.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/25/28	USD	1,600	(19,879)	6	(19,885)
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/19/28	USD	3,000	(24,973)	18	(24,991)
1.42%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/07/28	USD	9,450	387,581	(72,480)	460,061
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/16/28	USD	1,500	(13,491)	9	(13,500)
1.23%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/08/28	USD	5,780	279,137	(43,634)	322,771
3.46%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/27/28	USD	1,500	(2,853)	10	(2,863)
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/27/28	USD	2,000	(18,310)	10	(18,320)
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/17/28	USD	6,000	(24,573)	40	(24,613)
1.12%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/03/28	USD	1,960	110,040	(18,539)	128,579
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/08/28	USD	3,000	7,951	21	7,930
3.36%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/01/28	USD	2,000	1,174	14	1,160
1.14%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/12/28	USD	2,500	144,032	13	144,019
1.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/22/28	USD	2,100	118,495	11	118,484
3.39%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/28	USD	3,000	96	22	74
1.32%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/29	USD	4,300	247,879	25	247,854
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/18/29	USD	1,500	(11,216)	9	(11,225)
3.81%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/23/29	USD	1,000	(11,778)	6	(11,784)
3.48%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/29	USD	9,000	(21,876)	72	(21,948)
1.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/27/29	USD	4,450	246,585	27	246,558
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/29	USD	2,000	(9,050)	12	(9,062)
3.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/14/29	USD	3,000	(40,279)	19	(40,298)
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/26/29	USD	2,000	(38,660)	12	(38,672)
1.73%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/28/29	USD	355	17,251	2	17,249
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/29	USD	2,000	(28,666)	13	(28,679)
1.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/11/29	USD	842	42,274	5	42,269

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.11%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/20/29	USD	2,000	$(41,688)	$13	$(41,701)
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/27/29	USD	2,000	(35,734)	13	(35,747)
4.09%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/03/29	USD	2,000	(41,102)	13	(41,115)
4.14%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/09/29	USD	2,000	(43,821)	(31)	(43,790)
4.23%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/13/29	USD	2,000	(50,709)	13	(50,722)
4.10%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/06/29	USD	1,000	(21,609)	7	(21,616)
4.17%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/13/29	USD	1,500	(35,498)	10	(35,508)
3.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/26/29	USD	2,000	(36,353)	14	(36,367)
4.16%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/03/29	USD	5,000	(119,076)	35	(119,111)
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/08/29	USD	3,000	(60,800)	21	(60,821)
3.95%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/09/29	USD	1,000	(17,020)	7	(17,027)
2.56%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/15/29	USD	300	8,636	2	8,634
3.10%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/12/29	USD	800	9,063	6	9,057
3.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/22/29	USD	500	(89)	4	(93)
3.49%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/29	USD	2,700	(4,252)	20	(4,272)
3.57%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/21/29	USD	4,000	(17,994)	30	(18,024)
3.74%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/29	USD	4,000	(41,286)	30	(41,316)
3.79%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/29	USD	3,500	(42,232)	27	(42,259)
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/29	USD	3,000	(37,663)	22	(37,685)
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/22/29	USD	3,000	(51,888)	23	(51,911)
3.37%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/02/29	USD	450	1,277	4	1,273
3.74%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/09/29	USD	1,200	(12,724)	9	(12,733)
3.85%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/29	USD	2,000	(28,983)	16	(28,999)
3.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/19/29	USD	4,000	(69,549)	31	(69,580)
3.29%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/30	USD	1,500	8,990	12	8,978
3.16%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/03/30	USD	1,200	13,330	10	13,320
3.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/25/30	USD	1,500	(29,523)	12	(29,535)
0.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/01/30	USD	10,500	1,096,696	101,378	995,318
3.67%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/11/30	USD	2,500	(19,159)	21	(19,180)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/30	USD	3,000	$(9,244)	$25	$(9,269)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/24/30	USD	1,000	1,300	9	1,291
3.54%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/01/30	USD	700	(1,611)	6	(1,617)
3.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/27/30	USD	1,300	(5,342)	12	(5,354)
3.58%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/17/30	USD	4,200	(14,903)	37	(14,940)
3.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/01/30	USD	2,000	9,640	18	9,622
3.30%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/15/30	USD	1,900	17,083	17	17,066
3.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/30	USD	4,653	46,592	43	46,549
3.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/30	USD	1,000	3,099	10	3,089
3.37%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/10/30	USD	3,812	24,236	36	24,200
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/31	USD	1,000	79	10	69
3.51%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/14/31	USD	4,300	3,503	42	3,461
3.64%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/18/31	USD	1,000	(5,235)	10	(5,245)
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/23/31	USD	500	(5,604)	5	(5,609)
3.54%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/02/31	USD	4,929	(3,512)	48	(3,560)
3.75%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/09/31	USD	1,000	(9,942)	10	(9,952)
3.82%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/14/31	USD	1,000	(13,122)	10	(13,132)
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/06/31	USD	1,000	(16,017)	10	(16,027)
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/07/31	USD	1,200	(14,799)	12	(14,811)
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/11/31	USD	29	(679)	—	(679)
1.59%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/04/31	USD	2,814	269,450	(73,562)	343,012
4.00%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/06/31	USD	1,500	(32,637)	16	(32,653)
3.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/20/31	USD	1,000	(15,200)	11	(15,211)
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/26/31	USD	1,000	(16,017)	11	(16,028)
3.88%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/09/31	USD	1,500	(23,382)	16	(23,398)
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	07/15/31	USD	1,000	(10,374)	11	(10,385)
3.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/26/31	USD	1,500	28,483	16	28,467
3.47%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/31	USD	2,000	10,953	23	10,930
1.36%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/20/31	USD	830	95,556	8	95,548

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.58%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/21/31	USD	1,200	$303	$14	$289
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/25/31	USD	1,500	(10,809)	17	(10,826)
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/31	USD	1,700	(16,641)	19	(16,660)
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/31	USD	1,000	(9,899)	11	(9,910)
3.83%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/12/31	USD	3,000	(38,234)	35	(38,269)
1.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/30/31	USD	1,100	133,337	11	133,326
3.91%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/19/31	USD	3,000	(50,469)	35	(50,504)
4.03%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/02/32	USD	1,400	(32,549)	17	(32,566)
4.08%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/07/32	USD	33	(849)	1	(850)
1.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/32	USD	328	36,371	3	36,368
1.61%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/12/32	USD	2,033	215,908	22	215,886
3.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/25/32	USD	1,100	(23,280)	14	(23,294)
1.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/28/32	USD	100	9,954	1	9,953
3.80%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/19/32	USD	3,000	(31,010)	36	(31,046)
3.63%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/14/32	USD	2,500	(2,156)	31	(2,187)
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	04/16/32	USD	2,000	(11,352)	25	(11,377)
3.90%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/17/32	USD	1,800	(27,522)	23	(27,545)
3.58%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/27/32	USD	2,000	5,936	25	5,911
3.60%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/21/32	USD	3,000	8,486	39	8,447
2.76%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/23/32	USD	150	7,763	2	7,761
3.44%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/08/32	USD	1,700	20,568	22	20,546
3.50%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/01/32	USD	1,500	13,854	19	13,835
3.41%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/15/32	USD	2,100	30,885	28	30,857
3.39%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/17/32	USD	2,755	42,959	37	42,922
3.55%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/07/32	USD	1,000	6,337	13	6,324
3.52%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/19/32	USD	3,000	25,672	40	25,632
3.37%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/27/32	USD	300	5,483	4	5,479
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/05/33	USD	300	4,050	4	4,046
3.72%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/33	USD	3,000	(9,448)	41	(9,489)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.34%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/08/33	USD	500	$10,520	$6	$10,514
4.25%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/27/33	USD	500	(17,556)	7	(17,563)
4.28%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/03/33	USD	300	(11,153)	4	(11,157)
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/28/34	USD	600	(6,275)	9	(6,284)
3.89%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/27/34	USD	500	(4,943)	7	(4,950)
4.04%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/23/34	USD	400	(8,093)	5	(8,098)
4.05%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/11/34	USD	500	(10,240)	8	(10,248)
3.84%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/26/34	USD	500	(2,537)	7	(2,544)
3.50%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/08/34	USD	500	10,543	8	10,535
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/31/34	USD	500	334	8	326
3.70%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/09/34	USD	400	2,814	7	2,807
4.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/02/35	USD	500	(9,848)	8	(9,856)
4.19%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/10/35	USD	1,000	(29,821)	15	(29,836)
4.01%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/16/35	USD	400	(6,090)	7	(6,097)
3.78%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/21/35	USD	1,000	4,158	17	4,141
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/08/35	USD	1,500	22,391	25	22,366
3.58%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/15/35	USD	1,000	21,827	17	21,810
3.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/19/35	USD	1,000	12,786	16	12,770
0.86%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/30/45	USD	80	35,665	(857)	36,522
4.21%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/16/45	USD	100	(103)	3	(106)
0.87%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/30/50	USD	10	5,147	(433)	5,580
4.18%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/16/50	USD	100	868	3	865
1.06%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/18/50	USD	15	7,372	(645)	8,017
								$2,163,367	$(109,282)	$2,272,649
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$428,935,872	$—	$—	$428,935,872
Short-Term Securities
Money Market Funds	220,983,682	—	—	220,983,682
	$649,919,554	$—	$—	$649,919,554
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$4,421,914	$—	$4,421,914
Liabilities
Interest Rate Contracts	—	(2,149,265)	—	(2,149,265)
	$—	$2,272,649	$—	$2,272,649

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate